Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

August 25, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund

Schwab Core Equity Fund	Schwab Hedged Equity Fund

Schwab Dividend Equity Fund	Schwab Health Care Fund

(the Funds) each a series of Schwab Capital Trust (the Registrant)

(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated August 18, 2017 to the Funds’ prospectuses, dated February 28, 2017, as supplemented June 14, 2017 and August 18, 2017. The purpose of this filing is to submit, in XBRL, the 497 dated August 18, 2017.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0633.

Respectfully,

/s/ Audra Mai
Audra Mai
Vice President and Corporate Counsel